6. Deferred Production Costs (Details) (September 30, 2019) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred Production Costs
Deferred Production costs	$ 27,975,552	$ 23,604,111
Less: accumulated amortization	(16,770,709)	(14,545,267)
Deferred Production costs, net	$ 11,204,843	$ 9,058,844	$ 0